Small Company Value Portfolio
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Communication Services - 1.0%
AMC Entertainment Holdings, Inc. (a)	3,410	$15,516
AMC Networks, Inc. - Class A (a)	2,170	18,857
Bandwidth, Inc. - Class A (a)	430	7,529
Bumble, Inc. - Class A (a)	2,730	17,417
Emerald Holding, Inc.	1,150	5,739
EW Scripps Co. - Class A (a)	9,570	21,485
Lumen Technologies, Inc. (a)	7,070	50,197
Magnite, Inc. (a)	1,400	19,390
National CineMedia, Inc. (a)	1,040	7,332
Shutterstock, Inc.	630	22,283
Stagwell, Inc. (a)	3,510	24,640
TEGNA, Inc.	1,690	26,668
ZoomInfo Technologies, Inc. (a)	1,590	16,409
		253,462

Consumer Discretionary - 11.1%
Aaron's Co., Inc.	2,448	24,358
Accel Entertainment, Inc. (a)	2,450	28,469
Adient PLC (a)	2,603	58,750
Adtalem Global Education, Inc. (a)	696	52,534
Advance Auto Parts, Inc.	440	17,156
Asbury Automotive Group, Inc. (a)	70	16,701
Beazer Homes USA, Inc. (a)	270	9,226
Bloomin' Brands, Inc.	1,980	32,729
Carter's, Inc.	440	28,591
Carvana Co. (a)	50	8,705
Century Communities, Inc.	943	97,110
Cheesecake Factory, Inc.	335	13,584
Cooper-Standard Holdings, Inc. (a)	201	2,788
Dave & Buster's Entertainment, Inc. (a)	520	17,706
Denny's Corp. (a)	4,100	26,445
El Pollo Loco Holdings, Inc. (a)	1,790	24,523
Everi Holdings, Inc. (a)	2,950	38,763
Fox Factory Holding Corp. (a)	340	14,110
Frontdoor, Inc. (a)	976	46,838
G-III Apparel Group Ltd. (a)	890	27,163
Goodyear Tire & Rubber Co. (a)	1,990	17,611
Green Brick Partners, Inc. (a)	1,526	127,452
Group 1 Automotive, Inc.	234	89,631
Harley-Davidson, Inc.	950	36,603
Haverty Furniture Cos., Inc.	1,190	32,689
Helen of Troy Ltd. (a)	650	40,203
Hilton Grand Vacations, Inc. (a)	700	25,424
International Game Technology PLC	1,530	32,589
JAKKS Pacific, Inc. (a)	948	24,193
Johnson Outdoors, Inc. - Class A	1,502	54,372
KB Home	2,349	201,286
Latham Group, Inc. (a)	2,250	15,300
Laureate Education, Inc.	1,200	19,932
Legacy Housing Corp. (a)	320	8,752
Leggett & Platt, Inc.	1,440	19,613
Leslie's, Inc. (a)	6,310	19,940
LGI Homes, Inc. (a)	170	20,148
Lindblad Expeditions Holdings, Inc. (a)	702	6,494
M/I Homes, Inc. (a)	704	120,637
MarineMax, Inc. (a)	500	17,635
Marriott Vacations Worldwide Corp.	470	34,536
Meritage Homes Corp.	460	94,332
Monarch Casino & Resort, Inc.	370	29,330
Nordstrom, Inc.	810	18,217
OneWater Marine, Inc. - Class A (a)	1,090	26,062
Oxford Industries, Inc.	260	22,558
Papa John's International, Inc.	430	23,164
Peloton Interactive, Inc. - Class A (a)	1,090	5,101
Perdoceo Education Corp.	2,405	53,487
PetMed Express, Inc. (a)	3,400	12,512
Phinia, Inc.	750	34,523
Playa Hotels & Resorts NV (a)	2,110	16,353
Polaris, Inc.	430	35,793
Red Rock Resorts, Inc. - Class A	7,510	408,844
Rocky Brands, Inc.	2,668	85,002
Signet Jewelers Ltd.	690	71,167
Sonic Automotive, Inc. - Class A	470	27,486
Steven Madden Ltd.	600	29,394
Stitch Fix, Inc. - Class A (a)	5,440	15,341
Strategic Education, Inc.	240	22,212
Taylor Morrison Home Corp. (a)	1,196	84,031
Travel + Leisure Co.	770	35,482
Tri Pointe Homes, Inc. (a)	2,290	103,760
United Parks & Resorts, Inc. (a)	670	33,902
Urban Outfitters, Inc. (a)	500	19,155
Vail Resorts, Inc.	146	25,446
Vista Outdoor, Inc. (a)	1,000	39,180
Visteon Corp. (a)	320	30,477
Xponential Fitness, Inc. - Class A (a)	858	10,639
		2,964,239

Consumer Staples - 4.7%
Andersons, Inc.	480	24,067
Cal-Maine Foods, Inc.	2,902	217,186
Central Garden & Pet Co. (a)	410	14,953
Duckhorn Portfolio, Inc. (a)	4,250	24,692
Edgewell Personal Care Co.	890	32,343
Energizer Holdings, Inc.	600	19,056
Hain Celestial Group, Inc. (a)	4,490	38,749
Herbalife Ltd. (a)	4,290	30,845
Ingles Markets, Inc. - Class A	138	10,295
Inter Parfums, Inc.	70	9,064
Lancaster Colony Corp.	1,033	182,397
Mama's Creations, Inc. (a)	7,785	56,830
Medifast, Inc.	920	17,609
MGP Ingredients, Inc. (b)	230	19,147
Natural Grocers by Vitamin Cottage, Inc.	1,449	43,021
Nu Skin Enterprises, Inc. - Class A	1,745	12,861
Oil-Dri Corp. of America	2,219	153,089
Post Holdings, Inc. (a)	1,365	157,999
PriceSmart, Inc.	440	40,383
Primo Water Corp.	1,790	45,197
Seaboard Corp.	13	40,781
United Natural Foods, Inc. (a)	840	14,129
Village Super Market, Inc. - Class A	424	13,479
WK Kellogg Co.	1,550	26,520
		1,244,692

Energy - 6.2%
Ardmore Shipping Corp.	950	17,195
Baytex Energy Corp.	9,253	27,481
Berry Corp.	6,680	34,335
Cactus, Inc. - Class A	440	26,255
California Resources Corp.	1,379	72,356
Centrus Energy Corp. - Class A (a)	2,668	146,340
Civitas Resources, Inc.	3,579	181,348
Clean Energy Fuels Corp. (a)	2,520	7,837
CONSOL Energy, Inc.	40	4,186
Crescent Energy Co. - Class A	5,640	61,758
CVR Energy, Inc.	630	14,509
Delek US Holdings, Inc.	780	14,625
DHT Holdings, Inc.	4,400	48,532
Excelerate Energy, Inc. - Class A	650	14,306
Expro Group Holdings NV (a)	1,550	26,614
Helmerich & Payne, Inc.	1,173	35,683
Innovex International, Inc. (a)	1,660	24,369
International Seaways, Inc.	320	16,499
Kodiak Gas Services, Inc.	970	28,130
Kosmos Energy Ltd. (a)	6,770	27,283
Liberty Energy, Inc.	1,590	30,353
Magnolia Oil & Gas Corp. - Class A	2,018	49,280
Matador Resources Co.	50	2,471
Murphy Oil Corp.	1,696	57,223
National Energy Services Reunited Corp. (a)	2,940	27,239
NextDecade Corp. (a)	6,520	30,709
Northern Oil & Gas, Inc.	840	29,744
Oceaneering International, Inc. (a)	462	11,490
Oil States International, Inc. (a)	2,560	11,776
Par Pacific Holdings, Inc. (a)	960	16,896
Patterson-UTI Energy, Inc.	1,684	12,883
PBF Energy, Inc. - Class A	920	28,474
Permian Resources Corp.	1,965	26,744
ProFrac Holding Corp. - Class A (a)(b)	2,400	16,296
ProPetro Holding Corp. (a)	2,730	20,912
REX American Resources Corp. (a)	685	31,709
RPC, Inc.	2,520	16,027
Scorpio Tankers, Inc.	871	62,102
Select Water Solutions, Inc.	1,530	17,029
SFL Corp. Ltd.	5,271	60,985
SM Energy Co.	1,770	70,747
Talos Energy, Inc. (a)	2,920	30,222
Teekay Corp. (a)	1,090	10,028
Teekay Tankers Ltd. - Class A	702	40,892
VAALCO Energy, Inc.	4,000	22,960
Vital Energy, Inc. (a)	880	23,672
World Kinect Corp.	1,320	40,801
		1,629,305

Financials - 29.2%(c)
1st Source Corp.	1,310	78,443
Alerus Financial Corp.	2,147	49,123
Ambac Financial Group, Inc. (a)	2,140	23,989
American Coastal Insurance Corp. (a)	440	4,959
Arrow Financial Corp.	320	9,171
Artisan Partners Asset Management, Inc. - Class A	1,210	52,417
Associated Banc-Corp.	1,620	34,895
Assured Guaranty Ltd.	335	26,639
Axis Capital Holdings Ltd.	360	28,660
Axos Financial, Inc. (a)	782	49,172
Banc of California, Inc.	1,282	18,884
BancFirst Corp.	1,011	106,408
Banco Latinoamericano de Comercio Exterior SA	1,655	53,771
Bancorp, Inc. (a)	1,123	60,080
Bank of Marin Bancorp	1,030	20,693
Bank of NT Butterfield & Son Ltd.	258	9,515
Bank OZK	5,249	225,655
Bank7 Corp.	1,335	50,022
BankUnited, Inc.	2,730	99,481
BayCom Corp.	360	8,539
BCB Bancorp, Inc.	700	8,638
Berkshire Hills Bancorp, Inc.	1,622	43,680
BGC Group, Inc. - Class A	15,262	140,105
BOK Financial Corp.	1,275	133,390
Bread Financial Holdings, Inc.	1,998	95,065
Bridgewater Bancshares, Inc. (a)	900	12,753
Brookline Bancorp, Inc.	3,920	39,553
Cadence Bank	1,930	61,470
Camden National Corp.	530	21,900
Capitol Federal Financial, Inc.	3,120	18,221
Carter Bankshares, Inc. (a)	530	9,217
Cass Information Systems, Inc.	220	9,126
Cathay General Bancorp	470	20,186
Central Pacific Financial Corp.	1,070	31,576
City Holding Co.	497	58,343
Civista Bancshares, Inc.	510	9,088
Claros Mortgage Trust, Inc.	930	6,966
CNB Financial Corp.	400	9,624
CNO Financial Group, Inc.	1,532	53,773
Coastal Financial Corp. (a)	390	21,056
Colony Bankcorp, Inc.	456	7,077
Columbia Banking System, Inc.	960	25,066
Community Financial System, Inc.	624	36,236
Community Trust Bancorp, Inc.	565	28,058
ConnectOne Bancorp, Inc.	1,490	37,324
CrossFirst Bankshares, Inc. (a)	1,400	23,366
CVB Financial Corp.	2,366	42,162
Diamond Hill Investment Group, Inc.	120	19,393
Dime Community Bancshares, Inc.	1,090	31,392
Eagle Bancorp, Inc.	1,920	43,354
Employers Holdings, Inc.	2,010	96,420
Enact Holdings, Inc.	1,300	47,229
Enstar Group Ltd. (a)	109	35,053
Enterprise Financial Services Corp.	510	26,143
Esquire Financial Holdings, Inc.	1,027	66,971
Essent Group Ltd.	2,882	185,284
Euronet Worldwide, Inc. (a)	360	35,723
F&G Annuities & Life, Inc.	420	18,782
FB Financial Corp.	692	32,476
Federated Hermes, Inc. - Class B	995	36,586
Financial Institutions, Inc.	750	19,103
First BanCorp/Puerto Rico	1,910	40,435
First Busey Corp.	350	9,107
First Business Financial Services, Inc.	110	5,015
First Commonwealth Financial Corp.	3,110	53,337
First Financial Bancorp	1,196	30,175
First Financial Corp.	1,178	51,655
First Foundation, Inc.	3,890	24,274
First Hawaiian, Inc.	1,420	32,873
First Internet Bancorp	480	16,445
First Interstate BancSystem, Inc. - Class A	570	17,488
First Merchants Corp.	717	26,672
First Mid Bancshares, Inc.	250	9,728
First of Long Island Corp.	1,570	20,206
First Western Financial, Inc. (a)	2,348	46,960
Flushing Financial Corp.	2,230	32,513
FS Bancorp, Inc.	150	6,674
Fulton Financial Corp.	4,270	77,415
Genworth Financial, Inc. - Class A (a)	7,331	50,217
Great Southern Bancorp, Inc.	220	12,608
Hamilton Lane, Inc. - Class A	300	50,517
Hancock Whitney Corp.	3,195	163,488
Hanmi Financial Corp.	1,800	33,480
Hanover Insurance Group, Inc.	270	39,990
HBT Financial, Inc.	1,280	28,006
Heartland Financial USA, Inc.	51	2,892
Heritage Commerce Corp.	2,100	20,748
Heritage Financial Corp.	910	19,811
Hilltop Holdings, Inc.	1,100	35,376
Hingham Institution for Savings	40	9,732
Home Bancorp, Inc.	100	4,458
Home BancShares, Inc.	5,131	138,999
HomeStreet, Inc.	410	6,462
Hope Bancorp, Inc.	3,120	39,187
Horace Mann Educators Corp.	960	33,552
Horizon Bancorp, Inc.	1,690	26,280
Independent Bank Corp.	690	23,012
Independent Bank Corp.	1,679	99,279
Independent Bank Group, Inc.	170	9,802
International Bancshares Corp.	1,909	114,139
International General Insurance Holdings Ltd.	3,294	62,586
International Money Express, Inc. (a)	750	13,868
Investar Holding Corp.	260	5,044
Kearny Financial Corp.	3,010	20,679
Kemper Corp.	580	35,525
LendingTree, Inc. (a)	714	41,433
Lincoln National Corp.	520	16,385
Live Oak Bancshares, Inc.	7,203	341,206
Mercantile Bank Corp.	200	8,744
Merchants Bancorp	640	28,774
Mercury General Corp.	1,301	81,937
MGIC Investment Corp.	1,600	40,960
Mid Penn Bancorp, Inc.	110	3,281
Midland States Bancorp, Inc.	780	17,456
MidWestOne Financial Group, Inc.	640	18,259
Moelis & Co. - Class A	240	16,442
Mr Cooper Group, Inc. (a)	4,333	399,416
Navient Corp.	2,150	33,519
NB Bancorp, Inc. (a)	970	18,003
NCR Atleos Corp. (a)	685	19,543
Nicolet Bankshares, Inc.	260	24,864
NMI Holdings, Inc. - Class A (a)	3,125	128,719
Northeast Bank	91	7,019
Northeast Community Bancorp, Inc.	400	10,580
Northfield Bancorp, Inc.	2,490	28,884
Northrim BanCorp, Inc.	322	22,933
OceanFirst Financial Corp.	2,200	40,898
OFG Bancorp	1,245	55,925
Orrstown Financial Services, Inc.	2,480	89,181
Pacific Premier Bancorp, Inc.	700	17,612
Pagseguro Digital Ltd. - Class A (a)	2,140	18,425
Parke Bancorp, Inc.	220	4,598
Pathward Financial, Inc.	138	9,109
Payoneer Global, Inc. (a)	1,640	12,349
Paysafe Ltd. (a)	368	8,254
PCB Bancorp	230	4,322
Peapack-Gladstone Financial Corp.	720	19,735
Perella Weinberg Partners	950	18,345
Ponce Financial Group, Inc. (a)	540	6,313
PRA Group, Inc. (a)	1,390	31,080
Preferred Bank	1,965	157,691
Premier Financial Corp.	1,260	29,585
Primis Financial Corp.	1,040	12,667
ProAssurance Corp. (a)	1,130	16,995
PROG Holdings, Inc.	1,425	69,098
Provident Financial Services, Inc.	1,925	35,728
Radian Group, Inc.	1,765	61,228
RBB Bancorp	450	10,359
S&T Bancorp, Inc.	725	30,428
Sandy Spring Bancorp, Inc.	1,240	38,899
ServisFirst Bancshares, Inc.	1,830	147,224
Shore Bancshares, Inc.	782	10,940
Sierra Bancorp	500	14,440
Silvercrest Asset Management Group, Inc. - Class A	2,739	47,220
Simmons First National Corp. - Class A	1,690	36,403
SiriusPoint Ltd. (a)	1,370	19,646
SLM Corp.	1,190	27,215
South Plains Financial, Inc.	260	8,819
Southern First Bancshares, Inc. (a)	240	8,179
Southern Missouri Bancorp, Inc.	180	10,168
Southern States Bancshares, Inc.	850	26,121
Southside Bancshares, Inc.	410	13,706
Stewart Information Services Corp.	380	28,401
Texas Capital Bancshares, Inc. (a)	130	9,290
Tompkins Financial Corp.	280	16,181
Towne Bank	290	9,587
Triumph Financial, Inc. (a)	3,162	251,505
TrustCo Bank Corp. NY	910	30,094
UMB Financial Corp.	229	24,070
United Bankshares, Inc.	648	24,041
United Fire Group, Inc.	2,320	48,558
Universal Insurance Holdings, Inc.	2,199	48,730
Univest Financial Corp.	930	26,170
Valley National Bancorp	4,470	40,498
Veritex Holdings, Inc.	1,500	39,480
Virtu Financial, Inc. - Class A	1,460	44,472
Virtus Investment Partners, Inc.	240	50,268
WaFd, Inc.	1,013	35,303
Washington Trust Bancorp, Inc.	1,010	32,532
Webster Financial Corp.	895	41,716
Westamerica BanCorp	646	31,925
Western Union Co.	2,780	33,165
White Mountains Insurance Group Ltd.	18	30,532
World Acceptance Corp. (a)	290	34,214
WSFS Financial Corp.	420	21,416
		7,737,563

Health Care - 7.0%
Accuray, Inc. (a)	2,470	4,446
Adaptive Biotechnologies Corp. (a)	3,468	17,756
Amphastar Pharmaceuticals, Inc. (a)	640	31,059
ANI Pharmaceuticals, Inc. (a)	140	8,352
Arcus Biosciences, Inc. (a)	280	4,281
Arvinas, Inc. (a)	910	22,413
Astrana Health, Inc. (a)	3,774	218,666
Aurinia Pharmaceuticals, Inc. (a)	2,910	21,330
Beam Therapeutics, Inc. (a)	140	3,430
BioCryst Pharmaceuticals, Inc. (a)	2,230	16,948
BioLife Solutions, Inc. (a)	260	6,510
Brookdale Senior Living, Inc. (a)	5,446	36,978
CareDx, Inc. (a)	1,950	60,889
Catalyst Pharmaceuticals, Inc. (a)	409	8,131
Celldex Therapeutics, Inc. (a)	130	4,419
Codexis, Inc. (a)	1,860	5,729
Coherus Biosciences, Inc. (a)	7,220	7,509
Community Health Systems, Inc. (a)	4,760	28,893
Cytokinetics, Inc. (a)	320	16,896
Denali Therapeutics, Inc. (a)	220	6,409
Editas Medicine, Inc. (a)	2,492	8,498
Embecta Corp.	1,160	16,356
Enhabit, Inc. (a)	640	5,056
Enovis Corp. (a)	6,709	288,822
Envista Holdings Corp. (a)	2,180	43,077
Generation Bio Co. (a)	4,700	11,609
Health Catalyst, Inc. (a)	1,390	11,315
Heron Therapeutics, Inc. (a)(b)	1,700	3,383
Inmode Ltd. (a)	2,050	34,748
Innoviva, Inc. (a)	302	5,832
Intellia Therapeutics, Inc. (a)	885	18,187
Iovance Biotherapeutics, Inc. (a)	930	8,733
Kiniksa Pharmaceuticals International PLC (a)	325	8,122
Ligand Pharmaceuticals, Inc. (a)	420	42,038
Lyell Immunopharma, Inc. (a)	2,960	4,085
MeiraGTx Holdings PLC (a)	990	4,128
MiMedx Group, Inc. (a)	4,530	26,772
ModivCare, Inc. (a)	900	12,852
Myriad Genetics, Inc. (a)	515	14,106
National Research Corp.	370	8,458
NeoGenomics, Inc. (a)	1,982	29,234
Novavax, Inc. (a)(b)	310	3,915
Nurix Therapeutics, Inc. (a)	296	6,651
Omnicell, Inc. (a)	770	33,572
Pacific Biosciences of California, Inc. (a)	5,710	9,707
Pacira BioSciences, Inc. (a)	2,097	31,560
Patterson Cos., Inc.	1,390	30,358
Pediatrix Medical Group, Inc. (a)	980	11,358
PetIQ, Inc. (a)	706	21,724
Protagonist Therapeutics, Inc. (a)	540	24,300
PTC Therapeutics, Inc. (a)	80	2,968
Puma Biotechnology, Inc. (a)	4,774	12,174
Quanterix Corp. (a)	450	5,832
RAPT Therapeutics, Inc. (a)	1,784	3,586
Replimune Group, Inc. (a)	1,400	15,344
Rigel Pharmaceuticals, Inc. (a)	414	6,699
Rocket Pharmaceuticals, Inc. (a)	290	5,356
Select Medical Holdings Corp.	998	34,800
Spyre Therapeutics, Inc. (a)	310	9,117
Stoke Therapeutics, Inc. (a)	400	4,916
Supernus Pharmaceuticals, Inc. (a)	250	7,795
Surgery Partners, Inc. (a)	612	19,731
Tactile Systems Technology, Inc. (a)	1,520	22,207
Teladoc Health, Inc. (a)	540	4,957
TruBridge, Inc. (a)	1,530	18,299
Twist Bioscience Corp. (a)	75	3,388
UFP Technologies, Inc. (a)	470	148,849
Utah Medical Products, Inc.	478	31,983
Veracyte, Inc. (a)	3,506	119,344
Verve Therapeutics, Inc. (a)	4,380	21,199
Vir Biotechnology, Inc. (a)	700	5,243
XOMA Royalty Corp. (a)	190	5,031
Zentalis Pharmaceuticals, Inc. (a)	3,330	12,254
Zynex, Inc. (a)(b)	2,030	16,565
		1,847,237

Industrials - 17.6%
ABM Industries, Inc.	930	49,067
AerSale Corp. (a)	3,170	16,008
Air Transport Services Group, Inc. (a)	570	9,228
Alamo Group, Inc.	100	18,013
Alaska Air Group, Inc. (a)	700	31,647
Albany International Corp. - Class A	290	25,766
Allegiant Travel Co.	4,691	258,286
Allient, Inc.	3,904	74,137
Ameresco, Inc. - Class A (a)	270	10,244
American Woodmark Corp. (a)	270	25,231
Apogee Enterprises, Inc.	450	31,507
Aris Water Solutions, Inc. - Class A	860	14,508
Armstrong World Industries, Inc.	210	27,600
Atmus Filtration Technologies, Inc.	1,110	41,658
AZZ, Inc.	383	31,640
Barnes Group, Inc.	770	31,116
Brink's Co.	320	37,005
Brookfield Business Corp.	251	6,358
Concentrix Corp.	260	13,325
Concrete Pumping Holdings, Inc. (a)	15,703	90,920
Costamare, Inc.	5,680	89,290
Douglas Dynamics, Inc.	3,635	100,253
Ducommun, Inc. (a)	2,879	189,525
DXP Enterprises, Inc. (a)	170	9,071
EMCOR Group, Inc.	28	12,055
Energy Recovery, Inc. (a)	6,377	110,896
Ennis, Inc.	820	19,942
Esab Corp.	492	52,305
ESCO Technologies, Inc.	86	11,092
First Advantage Corp. (a)	17,116	339,753
Forrester Research, Inc. (a)	470	8,465
FTAI Aviation Ltd.	1,543	205,065
Gates Industrial Corp. PLC (a)	6,690	117,409
Genco Shipping & Trading Ltd.	320	6,240
Global Industrial Co.	469	15,932
Graham Corp. (a)	3,308	97,884
Granite Construction, Inc.	110	8,721
Greenbrier Cos., Inc.	530	26,972
Healthcare Services Group, Inc. (a)	1,550	17,313
Heidrick & Struggles International, Inc.	870	33,808
Hertz Global Holdings, Inc. (a)	1,330	4,389
Hillenbrand, Inc.	720	20,016
Hillman Solutions Corp. (a)	2,930	30,941
HireQuest, Inc.	700	9,912
Huron Consulting Group, Inc. (a)	160	17,392
Hyster-Yale, Inc.	280	17,856
Insperity, Inc.	1,030	90,640
Insteel Industries, Inc.	680	21,141
Interface, Inc.	2,470	46,856
Janus International Group, Inc. (a)	3,100	31,341
JELD-WEN Holding, Inc. (a)	1,160	18,340
Kelly Services, Inc. - Class A	710	15,201
Kennametal, Inc.	700	18,151
Kforce, Inc.	530	32,568
Korn Ferry	480	36,115
L B Foster Co. - Class A (a)	430	8,785
Lindsay Corp.	220	27,421
ManpowerGroup, Inc.	470	34,554
Marten Transport Ltd.	970	17,169
Matson, Inc.	905	129,071
Maximus, Inc.	410	38,196
McGrath RentCorp	160	16,845
Miller Industries, Inc.	1,874	114,314
MillerKnoll, Inc.	890	22,036
MRC Global, Inc. (a)	390	4,969
MSC Industrial Direct Co., Inc. - Class A	410	35,285
Mueller Industries, Inc.	1,826	135,307
National Presto Industries, Inc.	225	16,906
PAM Transportation Services, Inc. (a)	98	1,813
Perma-Fix Environmental Services, Inc. (a)	3,871	47,497
Pitney Bowes, Inc.	5,100	36,363
Powell Industries, Inc.	120	26,639
Preformed Line Products Co.	50	6,404
Proficient Auto Logistics, Inc. (a)	3,207	45,475
Proto Labs, Inc. (a)	850	24,964
Resideo Technologies, Inc. (a)	3,180	64,045
Resources Connection, Inc.	2,480	24,056
REV Group, Inc.	910	25,535
Rush Enterprises, Inc. - Class A	747	39,464
Safe Bulkers, Inc.	3,173	16,436
Schneider National, Inc. - Class B	940	26,828
SkyWest, Inc. (a)	350	29,757
Steelcase, Inc. - Class A	7,375	99,489
Sterling Infrastructure, Inc. (a)	100	14,502
Sun Country Airlines Holdings, Inc. (a)	2,290	25,671
Sunrun, Inc. (a)	1,170	21,130
Thermon Group Holdings, Inc. (a)	2,658	79,315
Timken Co.	420	35,402
Titan Machinery, Inc. (a)	1,600	22,288
Trinity Industries, Inc.	995	34,666
TrueBlue, Inc. (a)	3,240	25,564
Tutor Perini Corp. (a)	2,590	70,344
UFP Industries, Inc.	543	71,247
UniFirst Corp.	140	27,811
Universal Logistics Holdings, Inc.	150	6,466
Virco Mfg. Corp.	630	8,700
Wabash National Corp.	1,730	33,199
WESCO International, Inc.	342	57,449
Willdan Group, Inc. (a)	1,410	57,739
WNS Holdings Ltd. (a)	2,380	125,450
Zurn Elkay Water Solutions Corp.	2,350	84,459
		4,643,139

Information Technology - 4.7%
Adeia, Inc.	2,190	26,083
Arrow Electronics, Inc. (a)	290	38,521
ASGN, Inc. (a)	370	34,495
Aviat Networks, Inc. (a)	280	6,056
Avnet, Inc.	680	36,931
Axcelis Technologies, Inc. (a)	240	25,164
Belden, Inc.	350	40,995
Benchmark Electronics, Inc.	120	5,318
Cerence, Inc. (a)	5,960	18,774
CommScope Holding Co., Inc. (a)	6,110	37,332
CommVault Systems, Inc. (a)	170	26,155
Consensus Cloud Solutions, Inc. (a)	1,320	31,086
Crane NXT Co.	590	33,099
Digital Turbine, Inc. (a)	1,750	5,373
Diodes, Inc. (a)	340	21,791
ePlus, Inc. (a)	755	74,247
Hackett Group, Inc.	340	8,932
InterDigital, Inc.	60	8,498
IPG Photonics Corp. (a)	370	27,498
Itron, Inc. (a)	1,140	121,763
Kimball Electronics, Inc. (a)	830	15,363
Methode Electronics, Inc.	4,700	56,212
N-able, Inc. (a)	945	12,342
NETGEAR, Inc. (a)	1,170	23,470
Olo, Inc. - Class A (a)	1,670	8,283
OneSpan, Inc. (a)	2,208	36,807
OSI Systems, Inc. (a)	463	70,297
PC Connection, Inc.	870	65,624
Photronics, Inc. (a)	1,080	26,741
Plexus Corp. (a)	306	41,833
Progress Software Corp.	648	43,656
Rimini Street, Inc. (a)	29,240	54,094
Sanmina Corp. (a)	580	39,701
ScanSource, Inc. (a)	560	26,897
SolarWinds Corp.	480	6,264
Turtle Beach Corp. (a)	940	14,420
Viasat, Inc. (a)	980	11,701
Vishay Intertechnology, Inc.	1,120	21,179
Xerox Holdings Corp.	5,150	53,457
		1,256,452

Materials - 5.8%
AdvanSix, Inc.	700	21,266
American Vanguard Corp.	1,380	7,314
Ashland, Inc.	2,798	243,342
Avient Corp.	120	6,038
Cabot Corp.	205	22,913
Caledonia Mining Corp. PLC	1,785	26,704
Carpenter Technology Corp.	337	53,778
Constellium SE (a)	1,040	16,910
Core Molding Technologies, Inc. (a)	2,605	44,832
Ecovyst, Inc. (a)	4,925	33,736
Greif, Inc. - Class A	395	24,751
Haynes International, Inc.	82	4,882
Hecla Mining Co.	8,610	57,429
Huntsman Corp.	1,510	36,542
Ingevity Corp. (a)	700	27,300
Innospec, Inc.	187	21,148
Kaiser Aluminum Corp.	410	29,733
Knife River Corp. (a)	330	29,499
Kronos Worldwide, Inc.	4,750	59,137
Mativ Holdings, Inc.	1,150	19,539
Mercer International, Inc.	1,470	9,952
Minerals Technologies, Inc.	170	13,129
Myers Industries, Inc.	1,800	24,876
Orion SA	3,129	55,727
Silgan Holdings, Inc.	560	29,400
SSR Mining, Inc.	2,420	13,746
SunCoke Energy, Inc.	8,696	75,481
Sylvamo Corp.	860	73,831
Taseko Mines Ltd. (a)	42,879	108,055
Tredegar Corp. (a)	2,002	14,595
TriMas Corp.	1,000	25,530
Tronox Holdings PLC	1,950	28,529
United States Lime & Minerals, Inc.	2,532	247,275
Universal Stainless & Alloy Products, Inc. (a)	630	24,337
		1,531,256

Real Estate - 1.1%
Anywhere Real Estate, Inc. (a)	3,680	18,694
Compass, Inc. - Class A (a)	6,960	42,526
Cushman & Wakefield PLC (a)	2,710	36,937
DigitalBridge Group, Inc.	1,830	25,858
Forestar Group, Inc. (a)	1,050	33,988
Kennedy-Wilson Holdings, Inc.	9,810	108,401
RMR Group, Inc. - Class A	690	17,512
		283,916

Utilities - 2.7%
ALLETE, Inc.	570	36,588
Avista Corp.	980	37,975
Black Hills Corp.	920	56,230
Brookfield Infrastructure Corp. - Class A	435	18,892
California Water Service Group	300	16,266
MGE Energy, Inc.	370	33,837
New Jersey Resources Corp.	110	5,192
Northwest Natural Holding Co.	870	35,513
Northwestern Energy Group, Inc.	640	36,621
ONE Gas, Inc.	930	69,211
Ormat Technologies, Inc.	270	20,774
Otter Tail Corp.	1,476	115,364
Portland General Electric Co.	820	39,278
Southwest Gas Holdings, Inc.	460	33,930
Spire, Inc.	560	37,682
TXNM Energy, Inc.	885	38,737
UGI Corp.	2,821	70,581
Unitil Corp.	280	16,962
		719,633
TOTAL COMMON STOCKS (Cost $19,239,363)		24,110,894

REAL ESTATE INVESTMENT TRUSTS - 7.5%	Shares	Value
Alexander & Baldwin, Inc.	3,190	61,248
Alexander's, Inc.	130	31,507
Apollo Commercial Real Estate Finance, Inc.	1,580	14,520
Apple Hospitality REIT, Inc.	2,857	42,426
Ares Commercial Real Estate Corp.	2,470	17,290
Armada Hoffler Properties, Inc.	5,260	56,966
BrightSpire Capital, Inc.	3,000	16,800
City Office REIT, Inc.	1,240	7,242
COPT Defense Properties	475	14,407
CTO Realty Growth, Inc.	1,250	23,775
CubeSmart	553	29,768
DiamondRock Hospitality Co.	4,872	42,533
Empire State Realty Trust, Inc. - Class A	6,922	76,696
Essential Properties Realty Trust, Inc.	2,575	87,936
Franklin BSP Realty Trust, Inc.	1,360	17,762
Gladstone Commercial Corp.	3,320	53,917
Granite Point Mortgage Trust, Inc.	4,070	12,902
Great Ajax Corp.	2,113	7,036
HA Sustainable Infrastructure Capital, Inc.	498	17,166
Innovative Industrial Properties, Inc.	1,510	203,246
Kite Realty Group Trust	2,370	62,947
Macerich Co.	2,359	43,028
National Health Investors, Inc.	1,735	145,844
NexPoint Residential Trust, Inc.	172	7,570
Orion Office REIT, Inc.	11,360	45,440
Outfront Media, Inc.	1,220	22,424
Park Hotels & Resorts, Inc.	2,360	33,276
Pebblebrook Hotel Trust	2,460	32,546
PennyMac Mortgage Investment Trust	1,720	24,527
Phillips Edison & Co., Inc.	300	11,313
Retail Opportunity Investments Corp.	372	5,852
RLJ Lodging Trust	8,580	78,764
Ryman Hospitality Properties, Inc.	2,305	247,188
Sabra Health Care REIT, Inc.	5,818	108,273
Safehold, Inc.	1,419	37,220
Saul Centers, Inc.	1,090	45,736
Seritage Growth Properties - Class A (a)	3,820	17,763
SL Green Realty Corp.	270	18,795
STAG Industrial, Inc.	782	30,568
TPG RE Finance Trust, Inc.	4,410	37,617
Two Harbors Investment Corp.	392	5,441
Uniti Group, Inc.	941	5,307
Urban Edge Properties	1,417	30,310
Xenia Hotels & Resorts, Inc.	2,796	41,297
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,738,654)		1,974,189

CLOSED END FUNDS - 0.0%(d)	Shares	Value
NewtekOne, Inc.	670	8,348
TOTAL CLOSED END FUNDS (Cost $8,899)		8,348

TOTAL INVESTMENTS - 98.6% (Cost $20,986,916)		26,093,431
Money Market Deposit Account - 1.6% (e)(f)		431,960
Liabilities in Excess of Other Assets - (0.2)%		(64,299)
TOTAL NET ASSETS - 100.0%		$26,461,092

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AMBAC - American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $58,055 which represented 0.2% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Represents less than 0.05% of net assets.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily.
The rate as of September 30, 2024 was 4.74%.

(f)	All or a portion of security has been pledged as collateral. The total value of assets committed as collateral as of September 30, 2024 is $60,293 which represented 0.2% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Small Company Value Portfolio has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,083,655	$27,239	$–	$24,110,894
Real Estate Investment Trusts	1,974,189	–	–	1,974,189
Closed End Funds	8,348	–	–	8,348
Total Investments	$26,066,192	$27,239	$–	$26,093,431

Refer to the Schedule of Investments for further disaggregation of investment categories.